OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	01/31/14

Item 1. Schedule of Investments.

Invesco Charter Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2014

invesco.com/us	CHT-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–84.99%

Air Freight & Logistics–0.67%

FedEx Corp.	301,242	$40,161,583

Asset Management & Custody Banks–1.82%

Northern Trust Corp.	1,799,955	108,393,290

Auto Parts & Equipment–1.13%

Johnson Controls, Inc.	1,458,521	67,266,989

Automobile Manufacturers–0.99%

Daimler AG (Germany)	700,807	58,665,088

Biotechnology–2.00%

Gilead Sciences, Inc. (b)	1,474,244	118,897,779

Brewers–1.17%

Molson Coors Brewing Co. -Class B	1,323,371	69,662,249

Casinos & Gaming–1.16%

Las Vegas Sands Corp.	897,873	68,705,242

Communications Equipment–3.58%

Cisco Systems, Inc.	2,706,213	59,293,127
F5 Networks, Inc. (b)	569,348	60,920,236
QUALCOMM, Inc.	1,250,878	92,840,165
		213,053,528

Computer Storage & Peripherals–0.76%

EMC Corp.	1,863,203	45,164,041

Construction & Farm Machinery & Heavy Trucks–0.73%

Caterpillar Inc.	460,127	43,210,527

Construction Materials–0.51%

CRH PLC (Ireland)	1,173,344	30,097,897

Consumer Finance–2.48%

American Express Co.	1,735,996	147,594,380

Department Stores–1.86%

Macy’s, Inc.	2,077,944	110,546,621

Diversified Banks–1.29%

U.S. Bancorp	1,934,146	76,843,621

Diversified Chemicals–0.80%

Dow Chemical Co. (The)	1,050,000	47,785,500

Electric Utilities–0.99%

Duke Energy Corp.	830,268	58,633,526

Electrical Components & Equipment–0.74%

Eaton Corp. PLC	605,093	44,226,247

	Shares	Value

Electronic Manufacturing Services–1.91%

TE Connectivity Ltd. (Switzerland)	2,008,243	$113,485,812

Fertilizers & Agricultural Chemicals–1.06%

Mosaic Co. (The)	1,409,900	62,966,134

Food Retail–0.82%

Kroger Co. (The)	1,357,538	49,007,122

General Merchandise Stores–0.40%

Target Corp.	421,753	23,888,090

Gold–0.53%

Agnico Eagle Mines Ltd. (Canada)	339,322	10,546,128
Kinross Gold Corp. (Canada)	4,557,391	20,872,851
		31,418,979

Health Care Equipment–1.14%

Covidien PLC	989,438	67,519,249

Health Care Facilities–1.66%

HCA Holdings, Inc. (b)	1,967,541	98,908,286

Health Care Services–1.81%

Express Scripts Holding Co. (b)	1,437,916	107,397,946

Heavy Electrical Equipment–0.71%

ABB Ltd. (Switzerland)	1,697,664	42,222,007

Home Improvement Retail–1.05%

Lowe’s Cos., Inc.	1,347,330	62,367,906

Household Products–1.08%

Procter & Gamble Co. (The)	835,506	64,016,470

Industrial Conglomerates–1.95%

General Electric Co.	4,606,764	115,767,979

Industrial Gases–1.15%

Air Products and Chemicals, Inc.	648,909	68,226,292

Industrial Machinery–2.85%

Illinois Tool Works Inc.	766,720	60,471,206
Parker Hannifin Corp.	665,657	75,465,534
Sandvik AB (Sweden)	2,409,524	33,750,079
		169,686,819

Insurance Brokers–1.46%

Marsh & McLennan Cos., Inc.	1,897,084	86,715,710

Integrated Oil & Gas–2.30%

Chevron Corp.	713,901	79,692,768
Occidental Petroleum Corp.	648,968	56,830,128
		136,522,896

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

	Shares	Value

Internet Software & Services–1.17%

eBay Inc. (b)	1,310,931	$69,741,529

Investment Banking & Brokerage–1.25%

Charles Schwab Corp. (The)	3,006,057	74,610,335

IT Consulting & Other Services–1.05%

International Business Machines Corp.	353,709	62,493,306

Life Sciences Tools & Services–3.42%

Agilent Technologies, Inc.	1,339,708	77,904,020
Thermo Fisher Scientific, Inc.	738,926	85,079,940
Waters Corp. (b)	374,683	40,566,928
		203,550,888

Movies & Entertainment–0.73%

Twenty-First Century Fox, Inc. -Class A	1,363,749	43,394,493

Oil & Gas Equipment & Services–4.99%

Cameron International Corp. (b)	1,707,066	102,372,748
Halliburton Co.	1,541,706	75,559,011
Schlumberger Ltd.	478,944	41,941,126
Weatherford International Ltd. (b)	5,674,170	76,828,262
		296,701,147

Oil & Gas Exploration & Production–3.90%

Anadarko Petroleum Corp.	561,893	45,339,146
EOG Resources, Inc.	361,000	59,651,640
Noble Energy, Inc.	875,896	54,594,598
Pioneer Natural Resources Co.	426,886	72,280,338
		231,865,722

Packaged Foods & Meats–1.05%

Danone (France)	942,380	62,192,641

Paper Products–0.88%

International Paper Co.	1,100,000	52,514,000

Pharmaceuticals–10.05%

Allergan, Inc.	513,813	58,882,970
Merck & Co., Inc.	1,563,405	82,813,563
Novartis AG -ADR (Switzerland)	973,603	76,982,789
Pfizer Inc.	1,857,451	56,466,510
Roche Holding AG (Switzerland)	324,648	89,253,139
Sanofi -ADR (France)	2,643,319	129,258,299
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	1,376,823	61,447,611
Zoetis Inc.	1,391,145	42,235,162
		597,340,043

Property & Casualty Insurance–3.80%

Berkshire Hathaway Inc. -Class A (b)	722	122,387,592
Progressive Corp. (The)	4,459,658	103,642,452
		226,030,044

Railroads–1.82%

Norfolk Southern Corp.	516,880	47,857,919
Union Pacific Corp.	346,705	60,409,879
		108,267,798

	Shares	Value

Semiconductor Equipment–0.67%

KLA-Tencor Corp.	648,915	$39,888,805

Semiconductors–3.14%

Analog Devices, Inc.	2,237,690	108,013,296
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	78,822,839
		186,836,135

Systems Software–2.51%

Microsoft Corp.	1,955,361	74,010,414
Symantec Corp.	3,506,832	75,081,273
		149,091,687
Total Common Stocks & Other Equity Interests (Cost $3,540,836,107)		5,053,544,378

Money Market Funds–14.28%
Liquid Assets Portfolio –Institutional Class (c)	424,606,311	424,606,311
Premier Portfolio –Institutional Class (c)	424,606,311	424,606,311
Total Money Market Funds (Cost $849,212,622)		849,212,622
TOTAL INVESTMENTS–99.27% (Cost $4,390,048,729)		5,902,757,000
OTHER ASSETS LESS LIABILITIES–0.73%		43,151,473
NET ASSETS–100.00%		$5,945,908,473

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Charter Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Charter Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,597,006,449	$305,750,551	$—	$5,902,757,000

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2014 was $226,255,323 and $541,856,512, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,564,285,070
Aggregate unrealized (depreciation) of investment securities	(57,377,249)
Net unrealized appreciation of investment securities	$1,506,907,821
Cost of investments for tax purposes is $4,395,849,179.

Invesco Charter Fund

Invesco Diversified Dividend Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2014

invesco.com/us	DDI-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.93%

Aerospace & Defense–3.98%

General Dynamics Corp.	1,626,193	$164,749,613
Raytheon Co.	1,970,869	187,370,516
		352,120,129

Air Freight & Logistics–1.16%

United Parcel Service, Inc. -Class B	1,083,637	103,194,752

Apparel Retail–0.88%

Guess?, Inc.	1,350,091	37,870,053
TJX Cos., Inc. (The)	696,815	39,969,308
		77,839,361

Apparel, Accessories & Luxury Goods–1.93%

Coach, Inc.	2,374,410	113,710,495
Columbia Sportswear Co.	771,530	57,363,255
		171,073,750

Asset Management & Custody Banks–2.42%

Federated Investors, Inc. -Class B	3,873,645	104,162,314
Legg Mason, Inc.	2,601,209	110,161,201
		214,323,515

Auto Parts & Equipment–1.09%

Johnson Controls, Inc.	2,099,973	96,850,755

Brewers–2.42%

Heineken N.V. (Netherlands)	3,515,912	214,347,794

Building Products–1.20%

Masco Corp.	5,019,969	106,222,544

Data Processing & Outsourced Services–1.19%

Automatic Data Processing, Inc.	1,374,122	105,257,745

Distillers & Vintners–0.14%

Treasury Wine Estates Ltd. (Australia)	3,801,623	12,065,716

Drug Retail–1.92%

Walgreen Co.	2,960,081	169,760,645

Electric Utilities–7.33%

American Electric Power Co., Inc.	2,283,990	111,481,552
Duke Energy Corp.	1,906,724	134,652,849
Entergy Corp.	877,200	55,289,916
Exelon Corp.	4,712,238	136,654,902
Pepco Holdings, Inc.	5,696,177	110,676,719
PPL Corp.	3,290,082	100,577,807
		649,333,745

	Shares	Value

Food Distributors–1.94%

Sysco Corp.	4,892,175	$171,617,499

Gas Utilities–1.01%

AGL Resources Inc.	1,865,411	89,129,338

General Merchandise Stores–1.42%

Target Corp.	2,221,974	125,852,607

Health Care Equipment–2.24%

Medtronic, Inc.	1,127,700	63,782,712
Stryker Corp.	1,739,067	134,951,599
		198,734,311

Heavy Electrical Equipment–0.93%

ABB Ltd. (Switzerland)	3,327,508	82,757,287

Hotels, Resorts & Cruise Lines–1.95%

Accor S.A. (France)	2,010,919	95,837,976
Marriott International Inc. -Class A	1,563,472	77,079,170
		172,917,146

Household Products–3.49%

Kimberly-Clark Corp.	1,577,067	172,483,818
Procter & Gamble Co. (The)	1,783,969	136,687,705
		309,171,523

Housewares & Specialties–1.55%

Newell Rubbermaid Inc.	4,444,937	137,348,553

Industrial Machinery–1.20%

Pentair Ltd.	1,434,430	106,621,182

Integrated Oil & Gas–2.86%

Royal Dutch Shell PLC -Class B (United Kingdom)	4,070,555	148,605,972
Total S.A. (France)	1,829,745	104,477,934
		253,083,906

Integrated Telecommunication Services–2.57%

AT&T Inc.	4,422,053	147,342,806
Deutsche Telekom AG (Germany)	4,960,125	80,079,008
		227,421,814

Investment Banking & Brokerage–1.62%

Charles Schwab Corp. (The)	5,796,246	143,862,826

Life & Health Insurance–3.17%

Lincoln National Corp.	2,366,074	113,642,534
Prudential Financial, Inc.	638,585	53,890,188
StanCorp Financial Group, Inc.	1,766,892	113,522,811
		281,055,533

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

	Shares	Value

Motorcycle Manufacturers–0.58%

Harley-Davidson, Inc.	826,558	$50,990,363

Movies & Entertainment–0.95%

Time Warner Inc.	1,336,545	83,975,122

Multi-Utilities–2.85%

Consolidated Edison, Inc.	1,688,960	91,896,314
Dominion Resources, Inc.	968,048	65,740,140
Sempra Energy	1,020,247	94,587,099
		252,223,553

Oil & Gas Drilling–1.24%

Nabors Industries Ltd.	6,427,191	109,776,422

Oil & Gas Equipment & Services–1.35%

Baker Hughes Inc.	2,106,530	119,313,859

Packaged Foods & Meats–7.98%

Campbell Soup Co.	4,100,986	169,001,633
General Mills, Inc.	4,822,005	231,552,680
Kraft Foods Group, Inc.	2,927,222	153,240,072
Mead Johnson Nutrition Co.	669,296	51,462,169
Mondelez International Inc. -Class A	3,091,600	101,249,900
		706,506,454

Paper Packaging–1.35%

Avery Dennison Corp.	1,326,260	65,344,830
Sonoco Products Co.	1,315,655	54,441,804
		119,786,634

Paper Products–0.65%

International Paper Co.	1,210,852	57,806,075

Personal Products–0.70%

L’Oreal S.A. (France)	378,474	62,139,818

Pharmaceuticals–4.05%

Bristol-Myers Squibb Co.	951,400	47,541,458
Eli Lilly and Co.	2,518,291	136,012,897
Johnson & Johnson	1,431,982	126,687,447
Novartis AG (Switzerland)	617,410	48,818,968
		359,060,770

Property & Casualty Insurance–0.80%

Travelers Cos., Inc. (The)	872,868	70,946,711

Regional Banks–7.82%

Cullen/Frost Bankers, Inc.	619,530	45,857,611
Fifth Third Bancorp	4,344,068	91,312,310
KeyCorp	10,000,566	127,607,222
M&T Bank Corp.	815,867	90,977,329
SunTrust Banks, Inc.	4,620,913	171,066,199
Zions Bancorp.	5,767,660	165,820,225
		692,640,896

Restaurants–1.28%

Brinker International, Inc.	940,339	45,474,794

	Shares	Value

Restaurants–(continued)

Darden Restaurants, Inc.	1,381,966	$68,324,399
		113,799,193

Semiconductors–2.28%

Linear Technology Corp.	2,204,731	98,198,719
Texas Instruments Inc.	2,437,023	103,329,775
		201,528,494

Soft Drinks–1.25%

Coca-Cola Co. (The)	2,922,819	110,541,015

Specialized REIT’s–0.42%

Weyerhaeuser Co.	1,249,408	37,332,311

Systems Software–0.60%

Microsoft Corp.	1,410,250	53,377,963

Thrifts & Mortgage Finance–1.41%

Hudson City Bancorp, Inc.	13,795,378	124,710,217

Tobacco–1.76%

Altria Group, Inc.	2,321,086	81,748,649
Philip Morris International Inc.	947,629	74,047,730
		155,796,379
Total Common Stocks & Other Equity Interests (Cost $6,042,534,359)		8,054,216,225

Money Market Funds–9.49%

Liquid Assets Portfolio –Institutional Class (b)	420,486,610	420,486,610
Premier Portfolio –Institutional Class (b)	420,486,609	420,486,609
Total Money Market Funds (Cost $840,973,219)		840,973,219
TOTAL INVESTMENTS–100.42% (Cost $6,883,507,578)		8,895,189,444
OTHER ASSETS LESS LIABILITIES–(0.42)%		(37,088,922)
NET ASSETS–100.00%		$ 8,858,100,522

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Diversified Dividend Fund

F.	Call Options Written – The Fund may write covered call options. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2014, there were transfers from Level 1 to Level 2 of $464,470,312 and from Level 2 to Level 1 of $104,477,934, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,150,536,905	$744,652,539	$—	$8,895,189,444
Forward Foreign Currency Contracts*	—	5,205,344	—	5,205,344
Options*	28,392	—	—	28,392
Total Investments	$8,150,565,297	$749,857,883	$—	$8,900,423,180
*	Unrealized appreciation.

Invesco Diversified Dividend Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
02/18/2014	Citibank Capital	EUR	103,420,051	USD	142,147,241	$139,476,004	$2,671,237
02/18/2014	Deutsche Bank	EUR	97,319,679	USD	133,782,930	131,248,823	2,534,107
Total open forward foreign currency contracts							$5,205,344

Currency Abbreviations:

EUR — Euro

USD — U.S. Dollar

Open Options Written
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Calls
Charles Schwab Corp. (The)	June-2014	$28	8,608	$415,752	$387,360	$28,392

Transactions During the Period.
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$ —
Written	8,608	415,752
Closed	—	—
End of period	8,608	$ 415,752

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2014 was $350,142,403 and $84,088,387, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,097,255,441
Aggregate unrealized (depreciation) of investment securities	(85,861,702)
Net unrealized appreciation of investment securities	$2,011,393,739
Cost of investments for tax purposes is $6,883,795,705.

Invesco Diversified Dividend Fund

Invesco Summit Fund Quarterly Schedule of Portfolio Holdings January 31, 2014

invesco.com/us	SUM-QTR-1 1/14	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.71%
Advertising–0.99%
Interpublic Group of Cos., Inc. (The)	1,116,813	$18,226,388

Aerospace & Defense–2.23%
Honeywell International Inc.	204,518	18,658,177

Precision Castparts Corp.	88,116	22,447,551

		41,105,728

Airlines–0.53%
Delta Air Lines, Inc.	319,881	9,791,557

Apparel Retail–0.50%
Gap, Inc. (The)	242,387	9,230,097

Apparel, Accessories & Luxury Goods–1.12%
Michael Kors Holdings Ltd. (b)	196,778	15,728,465

Prada S.p.A. (Italy)(b)(c)	424,200	3,158,998

Prada S.p.A. (Italy)	237,500	1,768,652

		20,656,115

Application Software–1.17%
Salesforce.com, Inc. (b)	355,621	21,525,739

Asset Management & Custody Banks–0.91%
Affiliated Managers Group, Inc. (b)	84,367	16,809,281

Automobile Manufacturers–1.11%
General Motors Co. (b)	563,665	20,337,033

Biotechnology–10.70%
Acceleron Pharma, Inc. (b)	100,000	4,635,000

Acorda Therapeutics Inc. (b)	198,296	5,819,988

Alkermes PLC (b)	442,536	21,542,652

Amgen Inc.	239,945	28,541,458

Biogen Idec Inc. (b)	62,840	19,646,297

Celgene Corp. (b)	272,875	41,457,899

Gilead Sciences, Inc. (b)	934,237	75,346,214

		196,989,508

Broadcasting–0.83%
CBS Corp. -Class B	259,544	15,240,424

Building Products–0.49%
Trex Co., Inc. (b)	127,262	8,950,336

Cable & Satellite–4.89%
Comcast Corp. -Class A	430,949	23,465,173

DIRECTV (b)	191,491	13,295,220

DISH Network Corp. -Class A (b)	581,930	32,809,213

Time Warner Cable Inc.	153,117	20,405,903

		89,975,509

	Shares	Value

Commodity Chemicals–0.58%
LyondellBasell Industries N.V. -Class A	136,196	$10,726,797

Communications Equipment–3.65%
Aruba Networks Inc. (b)	589,129	11,611,733

F5 Networks, Inc. (b)	206,961	22,144,827

Palo Alto Networks, Inc. (b)	152,603	9,072,248

QUALCOMM, Inc.	329,029	24,420,532

		67,249,340

Computer Hardware–4.79%
Apple Inc.	160,235	80,213,641

Stratasys Ltd. (b)(d)	66,064	7,964,676

		88,178,317

Construction & Engineering–3.14%
Fluor Corp.	270,204	20,524,696

Foster Wheeler AG (Switzerland)(b)	561,128	16,822,617

Jacobs Engineering Group, Inc. (b)	336,372	20,421,144

		57,768,457

Consumer Finance–0.76%
Capital One Financial Corp.	197,300	13,931,353

Data Processing & Outsourced Services–1.82%
MasterCard, Inc. -Class A	194,130	14,691,758

Visa Inc. -Class A	87,332	18,813,933

		33,505,691

Department Stores–0.50%
Macy’s, Inc.	172,298	9,166,254

Distributors–0.44%
Pool Corp.	148,131	8,025,738

Electrical Components & Equipment–1.30%
AMETEK, Inc.	325,723	16,097,231

Roper Industries, Inc.	57,039	7,828,032

		23,925,263

Electronic Components–0.71%
Amphenol Corp. -Class A	150,993	13,118,272

Fertilizers & Agricultural Chemicals–0.81%
Monsanto Co.	139,524	14,866,282

Food Retail–0.98%
Kroger Co. (The)	498,817	18,007,294

General Merchandise Stores–0.91%
Dollar General Corp. (b)	296,337	16,689,700

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Health Care Equipment–0.82%
Covidien PLC	221,363	$15,105,811

Health Care Facilities–1.03%
HCA Holdings, Inc. (b)	376,062	18,904,637

Home Entertainment Software–0.84%
Electronic Arts Inc. (b)	219,933	5,806,231

Nintendo Co., Ltd. (Japan)	81,300	9,668,151

		15,474,382

Home Improvement Retail–1.70%
Lowe’s Cos., Inc.	677,081	31,342,080

Homebuilding–0.63%
Lennar Corp. -Class A	118,722	4,767,876

Taylor Morrison Home Corp. -Class A (b)	321,367	6,796,912

		11,564,788

Hotels, Resorts & Cruise Lines–1.36%
Norwegian Cruise Line Holdings Ltd. (b)	169,843	5,947,902

Royal Caribbean Cruises Ltd.	384,564	19,074,374

		25,022,276
Household Appliances–0.85%
Whirlpool Corp.	117,016	15,598,233

Industrial Conglomerates–0.39%
Danaher Corp.	96,973	7,213,822

Industrial Gases–0.66%
Praxair, Inc.	97,996	12,222,061

Industrial Machinery–1.62%
Flowserve Corp.	184,677	13,357,688

Ingersoll-Rand PLC	279,028	16,404,056

		29,761,744

Insurance Brokers–1.14%
Aon PLC (United Kingdom)	261,515	21,041,497

Integrated Telecommunication Services–0.88%
Koninklijke (Royal) KPN N.V. (Netherlands)(b)	4,347,062	16,215,406

Internet Retail–3.25%
Amazon.com, Inc. (b)	95,822	34,370,393

Priceline.com Inc. (b)	22,201	25,417,703

		59,788,096

Internet Software & Services–10.96%
Baidu, Inc. -ADR (China)(b)	98,325	15,387,862

Criteo S.A. -ADR (France)(b)	141,624	4,983,749

Facebook Inc. -Class A (b)	1,062,945	66,508,469

Google Inc. -Class A (b)	80,203	94,717,337

LinkedIn Corp. -Class A (b)	46,831	10,078,499

	Shares	Value

Internet Software & Services–(continued)
Rocket Fuel Inc. (b)(d)	102,942	$6,022,107

Twitter, Inc. (b)(d)	61,214	3,948,303

		201,646,326

Investment Banking & Brokerage–0.69%
Goldman Sachs Group, Inc. (The)	77,008	12,638,553

IT Consulting & Other Services–0.92%
Cognizant Technology Solutions Corp.-Class A (b)	174,886	16,949,951

Leisure Products–0.49%
Brunswick Corp.	218,937	9,077,128

Life Sciences Tools & Services–0.88%
Thermo Fisher Scientific, Inc.	140,491	16,176,134

Managed Health Care–0.51%
Aetna Inc.	138,478	9,462,202

Oil & Gas Equipment & Services–1.11%
Halliburton Co.	416,971	20,435,749

Oil & Gas Exploration & Production–1.45%
Apache Corp.	173,776	13,947,262

Pioneer Natural Resources Co.	75,130	12,721,011

		26,668,273

Oil & Gas Refining & Marketing–0.35%
Marathon Petroleum Corp.	73,654	6,411,581

Other Diversified Financial Services–1.48%
JPMorgan Chase & Co.	492,562	27,268,232

Packaged Foods & Meats–1.72%
Mondelez International Inc. -Class A	963,912	31,568,118

Personal Products–1.25%
Estee Lauder Cos. Inc. (The) -Class A	334,311	22,980,538

Pharmaceuticals–3.81%
AbbVie Inc.	114,372	5,630,533

Bristol-Myers Squibb Co.	387,576	19,367,173

Johnson & Johnson	150,169	13,285,451

Mylan Inc. (b)	346,504	15,734,747

Pfizer Inc.	531,262	16,150,365

		70,168,269

Publishing–0.83%
Tribune Co. -Class A (b)	203,914	15,191,593

Regional Banks–1.56%
Fifth Third Bancorp	472,685	9,935,839

First Republic Bank	387,195	18,790,573

		28,726,412

Restaurants–0.47%
Papa John’s International, Inc.	178,743	8,602,901

Semiconductors–3.27%
Altera Corp.	303,985	10,162,219

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Semiconductors–(continued)
Avago Technologies Ltd.	269,447	$14,722,584

NXP Semiconductors N.V. (Netherlands)(b)	537,953	26,010,027

Synaptics Inc. (b)(d)	158,684	9,260,798

		60,155,628

Soft Drinks–1.59%
Monster Beverage Corp. (b)	242,194	16,444,973

PepsiCo, Inc.	158,450	12,733,042

		29,178,015

Specialty Stores–0.47%
Vitamin Shoppe, Inc. (b)	194,811	8,731,429

Systems Software–1.31%
Microsoft Corp.	393,243	14,884,248

VMware, Inc. -Class A (b)	101,593	9,157,593

		24,041,841

Trucking–0.90%
J.B. Hunt Transport Services, Inc.	220,409	16,541,695

Wireless Telecommunication Services–2.66%
NII Holdings Inc. (b)(d)	1,136,644	3,421,298

SBA Communications Corp. -Class A (b)	125,641	11,653,203

Sprint Corp. (b)	4,097,710	33,888,062

		48,962,563

Total Common Stocks & Other Equity Interests (Cost $1,275,681,578)		1,834,834,437

Money Market Funds–0.31%
Liquid Assets Portfolio –Institutional Class (e)	2,873,924	2,873,924

Premier Portfolio –Institutional Class (e)	2,873,924	2,873,924

Total Money Market Funds (Cost $5,747,848)		5,747,848

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.02% (Cost $1,281,429,426)		1,840,582,285

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.11%
Liquid Assets Portfolio - Institutional Class (Cost $20,378,930)(e)(f)	20,378,930	20,378,930

TOTAL INVESTMENTS–101.13% (Cost $1,301,808,356)		1,860,961,215

OTHER ASSETS LESS LIABILITIES–(1.13)%		(20,691,224)

NET ASSETS–100.00%		$1,840,269,991

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2014 represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at January 31, 2014.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$19,545,570	$(19,545,570)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Summit Fund

A.	Security Valuations –(Continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

Invesco Summit Fund

E.	Foreign Currency Translations –(Continued)

dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,839,818,159	$21,143,056	$—	$1,860,961,215

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2014 was $258,119,858 and $285,931,650, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Summit Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$576,425,438

Aggregate unrealized (depreciation) of investment securities	(17,740,230)

Net unrealized appreciation of investment securities	$558,685,208

Cost of investments for tax purposes is $1,302,276,007.

Invesco Summit Fund

Item 2. Controls and Procedures.

(a)	As of February 12, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	April 1, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.